Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2016	May. 16, 2016
Document and Entity Information:
Entity Registrant Name	NABUFIT GLOBAL, INC.
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Trading Symbol	nbft
Date of Incorporation	May 01, 1983
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment that specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0000726293
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		19,437,236
Entity Filer Category	Smaller Reporting Company
Is Entity's Reporting Status Current?	Yes
Is Entity a Voluntary Filer?	No
Is Entity a Well-known Seasoned Issuer?	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY